EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	Three months ended September 30, 2014	Three months ended September 30, 2013
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$24,501,862	$18,752,774
Basic earnings per share	$1.48	$1.52

Basic weighted average shares outstanding	16,570,324	12,329,056

	Three months ended September 30,2014	Three months ended September 30, 2013

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$24,501,862	$18,752,774
Diluted earnings per share	$1.43	$1.44

Basic weighted average shares outstanding	16,469,314	12,329,056
Add: weight average of common stock converted from Series B Convertible preferred shares outstanding	707,070	707,070
Add: weight average Convertible note outstanding	-	-
Diluted weighted average shares outstanding	17,176,384	13,036,126

	Nine months ended September 30, 2014	Nine months ended September 30, 2013
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$68,376,819	$49,462,486
Basic earnings per share	$4.42	$4.23

Basic weighted average shares outstanding	15,465,641	11,674,757

	Nine months ended September 30,2014	Nine months ended September 30,2013
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$68,376,819	$49,462,486
Diluted earnings per share	$4.23	$3.96

Basic weighted average shares outstanding	15,465,641	11,674,758

Add: weight average of common stock converted from Series B Convertible preferred shares outstanding	707,070	802,530
Add: weight average Convertible note outstanding	-	-
Diluted weighted average shares outstanding	22,465,641	12,477,288

The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	2013	2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$74,206,529	$57,545,832
Basic earnings per share	$6.14	$6.95

Basic weighted average shares outstanding	12,093,973	8,284,536

	2013	2012

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$74,206,529	$57,545,832
Diluted earnings per share	$5.76	$6.19

Basic weighted average shares outstanding	12,093,973	8,284,536
Add: weight average of common stock converted from Series B Convertible preferred shares outstanding	778,469	1,010,101
Diluted weighted average shares outstanding	12,872,442	9,294,637